Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

		Other intangible assets
Intangible assets (1)	Acquisition of rights to credit payroll	Association for the promotion and offer of financial products and services (4)	Acquisition of software	Development of software	Other intangible assets	Total
Amortization rates p.a.	20%	8%	20%	20%	10 to 20%
Cost
Balance at 12/31/2016	1,046	1,748	3,840	3,525	1,078	11,237
Acquisitions	345	18	1,206	350	388	2,307
Terminated agreements/ write off	(329)	(16)	—	(1)	(22)	(368)
Exchange variation	—	25	(77)	—	685	633
Other (4)	(2)	677	(398)	479	(604)	152
Balance at 12/31/2017	1,060	2,452	4,571	4,353	1,525	13,961
Amortization (2)
Balance at 12/31/2016	(555)	(376)	(1,701)	(532)	(284)	(3,448)
Amortization expense	(215)	(273)	(495)	(446)	(176)	(1,605)
Terminated agreements/ write off	310	16	—	(6)	22	342
Exchange variation	—	(17)	79	—	(134)	(72)
Other (4)	(11)	3	119	(283)	58	(114)
Balance at 12/31/2017	(471)	(647)	(1,998)	(1,267)	(514)	(4,897)
Impairment (3)
Balance at 12/31/2016	(19)	—	(54)	(335)	—	(408)
Additions / assumptions	—	—	—	(14)	—	(14)
Write off	19	—	—	6	—	25
Balance at 12/31/2017	—	—	(54)	(343)	—	(397)
Book value
Balance at 12/31/2017	589	1,805	2,519	2,743	1,011	8,667

(1)	The contractual commitments for the purchase of new intangible assets totaled R$ 984 achievable by 2020 (Note 36—Off balance sheet).
(2)	All intangible assets have a defined useful life.
(3)	Note 2.4i.
(4)	Reclassifications were made in the balances at December 31, 2017 aiming at permitting the proper presentation of operation balances, in accordance with their respective accounting natures.

		Other intangible assets
Intangible assets (1)	Acquisition of rights to credit payroll	Association for the promotion and offer of financial products and services	Acquisition of software	Development of software	Other intangible assets	Total
Amortization rates p.a.	20%	8%	20%	20%	10 to 20%
Cost
Balance at 12/31/2015	1,005	1,409	2,362	3,311	960	9,047
Acquisitions	342	719	1,293	215	277	2,846
Terminated agreements / write off	(308)	(73)	(3)	(1)	—	(385)
Exchange variation	—	(12)	120	—	(130)	(22)
Other	7	(295)	68	—	(29)	(249)
Balance at 12/31/2016	1,046	1,748	3,840	3,525	1,078	11,237
Amortization (2)
Balance at 12/31/2015	(600)	(330)	(1,190)	(252)	(342)	(2,714)
Amortization expense	(261)	(263)	(429)	(280)	(298)	(1,531)
Terminated agreements / write off	306	67	1	—	—	374
Exchange variation	—	84	(107)	—	110	87
Other	—	66	24	—	246	336
Balance at 12/31/2016	(555)	(376)	(1,701)	(532)	(284)	(3,448)
Impairment (3)
Balance at 12/31/2015	(18)	(2)	—	(18)	—	(38)
Additions / assumptions	(1)	—	(57)	(317)	—	(375)
Reversals	—	2	3	—	—	5
Balance at 12/31/2016	(19)	—	(54)	(335)	—	(408)
Book value
Balance at 12/31/2016	472	1,372	2,085	2,658	794	7,381

(1)	The contractual commitments for the purchase of new intangible assets totaled R$ 262 achievable by 2017 (Note 36 - Off balance sheet).
(2)	All intangible assets have a defined useful life.
(3)	Note 2.4i.

		Other intangible assets
Intangible assets (1)	Acquisition of rights to credit payroll	Association for the promotion and offer of financial products and services	Acquisition of software	Development of software	Other intangible assets	Total
Amortization rates p.a.	20%	8%	20%	20%	10 to 20%
Cost
Balance at 12/31/2014	1,067	1,582	1,965	2,836	791	8,241
Acquisitions	109	39	410	489	15	1,062
Terminated agreements / write off	(169)	(195)	(134)	(14)	(4)	(516)
Exchange variation	—	—	109	—	185	294
Other	(2)	(17)	12	—	(27)	(34)
Balance at 12/31/2015	1,005	1,409	2,362	3,311	960	9,047
Amortization (2)
Balance at 12/31/2014	(556)	(337)	(918)	(113)	(149)	(2,073)
Amortization expense	(213)	(144)	(358)	(138)	(287)	(1,140)
Terminated agreements / write off	169	144	134	—	—	447
Exchange variation	—	—	(51)	—	(150)	(201)
Other	—	7	3	(1)	244	253
Balance at 12/31/2015	(600)	(330)	(1,190)	(252)	(342)	(2,714)
Impairment (3)
Balance at 12/31/2014	(18)	(2)	—	(14)	—	(34)
Additions / assumptions	—	—	—	(4)	—	(4)
Reversals	—	—	—	—	—	—
Balance at 12/31/2015	(18)	(2)	—	(18)	—	(38)
Book value
Balance at 12/31/2015	387	1,077	1,172	3,041	618	6,295

(1)	The contractual commitments for the purchase of new intangible assets totaled R$ 281 achievable by 2016 (Note 36 - Off balance sheet).
(2)	All intangible assets have a defined useful life.
(3)	Note 2.4i.